Goodwill And Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Goodwill and Intangible Assets [Line Items]
Document Fiscal Year Focus	2018
Gross Carrying Amount	$ 843,073	$ 812,133
Accumulated Amortization	(469,092)	(402,769)
Net	373,981	409,364
Reacquired franchise rights
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	339,779	331,150
Accumulated Amortization	(113,856)	(90,877)
Net	225,923	240,273
Customer relationships
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	256,137	234,603
Accumulated Amortization	(164,005)	(133,207)
Net	92,132	101,396
Computer Software, Intangible Asset [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	140,255	139,709
Accumulated Amortization	(111,734)	(108,379)
Net	28,521	31,330
Noncompete agreements
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	32,899	32,408
Accumulated Amortization	(29,673)	(27,559)
Net	3,226	4,849
Franchise agreements
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	19,201	19,201
Accumulated Amortization	(12,054)	(10,774)
Net	7,147	8,427
Purchased technology
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	54,700	54,700
Accumulated Amortization	(37,770)	(31,973)
Net	16,930	22,727
Trade Name
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	102	362
Accumulated Amortization	0	0
Net	$ 102	$ 362